[USAA                      USAA TAX EXEMPT FUND, INC.
EAGLE               (LONG-TERM FUND, INTERMEDIATE-TERM FUND,
LOGO (R)]                SHORT-TERM FUND, AND TAX EXEMPT
                               MONEY MARKET FUND)
                          SUPPLEMENT DATED MAY 26, 2006
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2005

                           USAA TAX EXEMPT FUND, INC.
             (CALIFORNIA BOND FUND AND CALIFORNIA MONEY MARKET FUND)
                          SUPPLEMENT DATED MAY 26, 2006
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2005

                           USAA TAX EXEMPT FUND, INC.
               (NEW YORK BOND FUND AND NEW YORK MONEY MARKET FUND)
                          SUPPLEMENT DATED MAY 26, 2006
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2005

                           USAA TAX EXEMPT FUND, INC.
               (VIRGINIA BOND FUND AND VIRGINIA MONEY MARKET FUND)
                          SUPPLEMENT DATED MAY 26, 2006
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2005



Dr. Laura T. Starks has resigned from the Board of Directors.


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